Segmented Information - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Gross revenue	$ 4,283.8	$ 4,028.7
Gross revenue	4,283.8	4,028.7
Less subconsultants and other direct expenses	928.6	854.9
Net revenue	3,355.2	3,173.8
Gross margin	1,815.2	1,761.9
Adjustments and Eliminations [member]
Disclosure of operating segments [line items]
Gross revenue	135.8
Gross revenue		111.9
Gross revenue	(135.8)
Total Segments [member]
Disclosure of operating segments [line items]
Gross revenue	4,419.6
Gross revenue		4,140.6
Consulting Services Canada [member]
Disclosure of operating segments [line items]
Gross revenue	1,275.8	1,191.7
Gross revenue	35.2
Less subconsultants and other direct expenses	188.0	164.1
Net revenue	1,087.8	1,027.6
Gross margin	557.0	551.5
Consulting Services Canada [member] | Adjustments and Eliminations [member]
Disclosure of operating segments [line items]
Gross revenue	35.2
Gross revenue		30.2
Consulting Services Canada [member] | Total Segments [member]
Disclosure of operating segments [line items]
Gross revenue	1,311.0
Gross revenue		1,221.9
Consulting Services United States [member]
Disclosure of operating segments [line items]
Gross revenue	2,334.6	2,226.0
Less subconsultants and other direct expenses	560.2	511.3
Net revenue	1,774.4	1,714.7
Gross margin	982.5	958.7
Consulting Services United States [member] | Adjustments and Eliminations [member]
Disclosure of operating segments [line items]
Gross revenue	31.3
Gross revenue		28.0
Consulting Services United States [member] | Total Segments [member]
Disclosure of operating segments [line items]
Gross revenue	2,365.9
Gross revenue		2,254.0
Consulting Services Global [member]
Disclosure of operating segments [line items]
Gross revenue	673.4	611.0
Less subconsultants and other direct expenses	180.4	179.5
Net revenue	493.0	431.5
Gross margin	275.7	251.7
Consulting Services Global [member] | Adjustments and Eliminations [member]
Disclosure of operating segments [line items]
Gross revenue	69.3
Gross revenue		53.7
Consulting Services Global [member] | Total Segments [member]
Disclosure of operating segments [line items]
Gross revenue	$ 742.7
Gross revenue		$ 664.7